SHORT TERM BANK LOANS	12 Months Ended
Dec. 31, 2013
SHORT TERM BANK LOANS [Abstract]
SHORT TERM BANK LOANS

NOTE 13 - SHORT TERM BANK LOANS

Short-term loans are summarized as follows:

	Bank Name	Interest Rate per Annum	December 31,
			2013	2012
Due Dec 15,2014, guaranteed by Ossen Material Research	Agricultural Bank of China ("ABC") Jiu Long Branch	7.80%	$4,035,969	$-
Due Dec 2,2014,	Anhui Commercial Bank ("ACB") Fei Cui Branch	6.60%	1,614,387	-
Due Oct 20,2014, guaranteed by Ossen Material Research, Ossen Shanghai and Dr. Tang	China Everbright Bank ("CEB") Ma An Shan Branch	6.90%	1,614,387	-
Due Oct 15,2014, collateral by Fixed assets and LUR	Anhui Rural Commercial Bank ("ARCB") Ma An Shan Branch	7.20%	6,457,550	-
Due Aug 22,2014, guaranteed by Dr. Tang	China Construction Bank ("CCB") Jiu Jiang Branch	6.00%	4,035,969	-
Due June 16,2014, collateral by Accounts receivable	Industrial and Commercial Bank of China ("ICBC") Ma An Shan Branch	6.60%	1,937,265	-
Due May 7,2014, guaranteed by Dr. Tang	Bank of Communication Ma An Shan Branch	7.50%	1,614,387	-
Due February 7,2014, collateral by Accounts receivable subsequently repaid on due date	ICBC Ma An Shan Branch	6.60%	2,421,581	-
Due January 17,2014, guaranteed by Ossen Material Research and Dr. Tang subsequently repaid on due date	Bank of China ("BOC") Ma An Shan Branch Branch	7.28%	3,228,775	-
Due January 9,2014, guaranteed by Ossen Material Research, Ossen Shanghai and Dr. Tang subsequently repaid on due date	CEB Ma An Shan Branch	7.54%	322,877	-
Due Dec 13,2013, guaranteed by Ossen Material Research and Zhaoyang subsequently repaid on due date	ABC Jiu Long Branch	6.45%	$-	$4,755,413
Due Nov 7,2013, subsequently repaid on due date	ACB Fei Cui Branch	6.80%	-	1,585,138
Due Oct 24,2013, collateral by LUR subsequently repaid on due date	ARCB Ma An Shan Branch	7.20%	-	3,170,275
Due Oct 17,2013, guaranteed by SOI subsequently repaid on due date	ARCB Ma An Shan Branch	7.20%	-	3,170,275
Due Sep 25,2013, guaranteed by Ossen Material Research and SOI subsequently repaid on due date	ACB Fei Cui Branch	6.80%	-	1,585,138
Due Sep 20,2013 guaranteed by Ossen Material Research and Dr. Tang subsequently repaid on due date	CEB Ma An Shan Branch	7.54%	-	792,569
Due Aug 19,2013, subsequently repaid on due date	ICBC Ma An Shan Branch	6.60%	-	1,585,138
Due July 23,2013, subsequently repaid on due date	ICBC Jiu Jiang Ba Li Hu Branch	6.31%	-	1,743,652
Due June 15,2013, guaranteed by Ossen Material Research subsequently repaid on due date	BOC Jiu Jiang Branch	5.88%	-	1,268,096
Due June 4,2013, guaranteed by Ossen Material Research and Dr. Tang subsequently repaid on due date	CEB Ma An Shan Branch	7.54%	-	4,755,413
Due May 29, 2013, subsequently repaid on due date	CEB Ma An Shan Branch	6.56%	-	1,505,881
Due May 8,2013, subsequently repaid on due date	BOC Ma An Shan Branch	7.82%	-	5,662,112
Due May 7,2013, guaranteed by Ossen Material Research and SOI, subsequently repaid on due date	BOC Ma An Shan Branch	7.82%	-	1,585,138
Due April 28,2013, subsequently repaid on due date	ICBC Jiu Jiang Ba Li Hu Branch	6.31%	-	1,426,624
Due April 1,2013, guaranteed by Ossen Material Research and SOI subsequently repaid on due date	BOC Ma An Shan Branch	7.82%	-	1,585,138
Due March 31,2013, guaranteed by Ossen Material Research and Dr. Tang subsequently repaid on due date	CCB Ma An Shan Branch	5.44%	-	2,377,707
Due March 9 ,2013, guaranteed by Ossen Material Research subsequently repaid on due date	BOC Jiu Jiang Branch	5.88%	-	1,108,612
Due March 1, 2013, subsequently repaid on due date	CEB Ma An Shan Branch	6.56%	-	1,505,881
Due Feb 18,2013, guaranteed by Ossen Material Research and Dr Tang subsequently repaid on due date	CCB Ma An Shan Branch	5.44%	-	1,585,138
Due Feb 5, 2013, guaranteed by Ossen Material Research, subsequently repaid on due date	BOC Ma An Shan Branch	6.60%	-	3,170,275
Due Jan 13, 2013, guaranteed by Ossen Material Research and Dr. Tang subsequently repaid on due date	China Merchants Bank ("CMB") Ma An Shan Branch	7.20%	-	1,585,138
Due Jan 9,2013, subsequently repaid on due date	ICBC Ma An Shan Branch	6.60%	-	3,170,275
Total			$27,283,147	$50,679,026

All short term bank loans are obtained from local banks in China and are repayable within one year.

The weighted average annual interest rate of the short-term bank loans was 7.00% and 6.75% as of December 31, 2013 and 2012, respectively. Interest expense, included in the financial expenses in the statement of operations, was $2,663,924, $3,335,158 and $2,998,929 for the years ended December 31, 2013, 2012 and 2011, respectively. The Company was in compliance of their financial covenants at December 31, 2013 and 2012, respectively.